Restatement - Schedule of Effect of Restatement on Financial Statements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Account payable			$ 3,896
Other payables and accrued expenses	38,426
Accumulated deficit	(111,335)	(42,969)	(61,912)	(27,070)
General and administrative expenses	49,423	$ 2,500	$ 21,443
Net loss	49,423
As Previously Reported [Member]
Account payable	1,296
Other payables and accrued expenses	36,130
Accumulated deficit	110,335
General and administrative expenses	48,423
Net loss	48,423
Adjustment [Member]
Account payable	(1,296)
Other payables and accrued expenses	2,296
Accumulated deficit	1,000
General and administrative expenses	1,000
Net loss	$ 1,000